SHARE-BASED COMPENSATION - Plan (Details) - shares	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2015	Aug. 31, 2010	Sep. 30, 2009
Incentive Award Plans
SHARE-BASED COMPENSATION
Vesting period	10 years
Incentive Award Plans | Maximum
SHARE-BASED COMPENSATION
Share-based payment award, contractual term	10 years
Incentive Award Plans | Share options
SHARE-BASED COMPENSATION
Share-based payment award, option granted (in shares)	274,295,790
Incentive Award Plans | Restricted stocks
SHARE-BASED COMPENSATION
Share-based payment award, nonvested restricted stocks (in shares)	308,146,910
Incentive Award Plans | Vesting on the second anniversary
SHARE-BASED COMPENSATION
Share-based payment award, vesting percentage	50.00%
Incentive Award Plans | Vesting ratably over the following two years
SHARE-BASED COMPENSATION
Share-based payment award, vesting percentage	50.00%
Vesting period	2 years
2009 Global Share Plan
SHARE-BASED COMPENSATION
Share-based payment award, maximum number of incentive award available (in shares)		20,000,000	430,000,000	150,000,000	30,000,000